Exhibit 99.1

Harley-Davidson Motorcycle Trust 2009-2

$150,000,000 0.71800% Motorcycle Contract Backed Notes, Class A-1

$210,000,000 2.00% Motorcycle Contract Backed Notes, Class A-2

$260,000,000 2.62% Motorcycle Contract Backed Notes, Class A-3

$80,000,000 3.32% Motorcycle Contract Backed Notes, Class A-4

$197,438,332.64 0.00% Motorcycle Contract Backed Certificate

Monthly Report

For the December 15, 2009 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of  July 1, 2009, as filed with the Securities and Exchange Commission.

Beginning of Due Period	11/1/2009
End of Due Period	11/30/2009
Determination Date	12/4/2009
Record Date	12/14/2009
Distribution Date	12/15/2009
Number of days in Interest Period (ACT/360 basis)	29
Number of days in Interest Period (30/360 basis)	30

	Number	Cut-Off		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance

Initial Contracts	63,614	6/30/2009	7/14/2009	897,438,332.64
Subsequent Contracts

Total	63,614			$897,438,332.64

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$809,119,824.41
Pre-Funded Amount at beginning of Due Period		—

Purchase of Subsequent Contracts		—
Reduction of Pre-Funded Amount at end of Due Period		—
Mandatory Redemption amount		—

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	9,833,976.70
Principal collections on Contracts paid off in full during Due Period	7,208,203.83
Balance of Contracts liquidated during Due Period	2,359,934.86
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	1,773.98
Mandatory Redemption amount	—

Aggregate Principal Balance Decline		19,403,889.37

Aggregate Principal Balance at end of Due Period		789,715,935.04

Pool factor		0.8799668

II. NOTE PRINCIPAL BALANCE CALCULATION:

	Class A-1	Class A-2	Class A-3	Class A-4	Certificate	Total
Original Note Balance	$150,000,000.00	$210,000,000.00	$260,000,000.00	$80,000,000.00	$197,438,332.64	$897,438,332.64

Note balance at beginning of Due Period	61,681,491.77	210,000,000.00	260,000,000.00	80,000,000.00	197,438,332.64	$809,119,824.41

Principal Distributable Amount	19,403,889.37	—	—	—	—	19,403,889.37
Mandatory Redemption Amount	—	—	—	—	—	—
Note Principal Carryover Shortfall	—	—	—	—	—	—
Certificate Principal Carryover Shortfall	—	—	—	—	—	—
Total principal paid	19,403,889.37	—	—	—	—	19,403,889.37

Note balance at end of Due Period	$42,277,602.40	$210,000,000.00	$260,000,000.00	$80,000,000.00	$197,438,332.64	$789,715,935.04

Note factor at begininning of Due Period	0.4112099	1.0000000	1.0000000	1.0000000	1.0000000
Note factor at end of Due Period	0.2818507	1.0000000	1.0000000	1.0000000	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Interest Carryover				Note Monthly	Interest Carryover
	Note Balance	Shortfall			Interest	Interest	Shortfall	Note Interest
	at Beginning of	at Beginning of	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$61,681,491.77	$—	0.71800%	29	ACT/360	$35,675.89	$—	$35,675.89
A-2	210,000,000.00	—	2.00%	30	30/360	350,000.00	—	350,000.00
A-3	260,000,000.00	—	2.62%	30	30/360	567,666.67	—	567,666.67
A-4	80,000,000.00	—	3.32%	30	30/360	221,333.33	—	221,333.33
Certificate	197,438,332.64	—	0.00%	30	30/360	0.00	—	0.00
Totals	$809,119,824.41	$—				$1,174,675.89	$—	$1,174,675.89

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$15,833,177.73
Interest collections on Contracts during Due Period	8,264,063.10
Net Liquidation Proceeds	1,266,040.66
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	1,043,918.96
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	—
Investment Earnings - Collection Account	3,357.72
Investment Earnings - Interest Reserve Account	—

Total Available Monies		26,410,558.17

Distribution of Available Monies in order of priority:
Mandatory Redemption amount to the Noteholders	—
Return of previous month’s Advances made by Servicer	1,002,599.54
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	674,266.52
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,517.10
Class A Note Interest Distributable Amount	1,174,675.89
Class A Principal Distributable Amount	19,403,889.37
Certificate Principal Distributable Amount	—

Total distribution of fees, interest and principal	22,256,948.42

Excess Amounts (Shortfall)		4,153,609.75

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	—
Excess Amounts to Certificateholder	4,153,609.75

Total distribution of Available Monies		$26,410,558.17

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.70% of the Principal Balance of the Contracts at the end of the Due Period	$21,322,330.25
b) 1.00% of the aggregate initial note balance	8,974,383.33
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	47,382,956.10
Specified Reserve Fund Balance		$21,322,330.25

Reserve Fund balance at beginning of Due Period		$21,846,235.26

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment Earnings - Reserve Fund	2,891.06

Total additions		2,891.06

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	526,796.07

Total withdrawals		526,796.07

Reserve Fund balance at end of Due Period		$21,322,330.25

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	5
Trigger Status? Yes or No	No

Monthly Losses
Number of	% of Principal Balance at
Contracts	Amount	beginning of Due Period
Principal Balance of Liquidated Contracts for the Due Period	224	$3,568,937.66	0.441%

Less:
Net Liquidation Proceeds for the Due Period	170	1,266,040.66	0.156%

Net Liquidation Losses for the Due Period	2,302,897.00	0.285%

Annualized Net Liquidation Losses	3.415%

Average Loss Ratio
Annualized Net Liquidation Losses - current Distribution Date	3.415%
Annualized Net Liquidation Losses - prior Distribution Date	1.431%
Annualized Net Liquidation Losses - second prior Distribution Date	0.674%
Three-month Average Loss Ratio	1.840%

Exceeds Reserve Fund Trigger Event threshold? Yes or No	No

Months	Trigger Threshold
1 month or greater	6.000%

Cumulative Losses
Number of	% of Initial Principal
Contracts	Amount	Balance
Cumulative Liquidated Contracts	418	6,768,936.58	0.754%
Cumulative Net Liquidation Proceeds	359	2,818,526.92	0.314%
Cumulative Net Liquidation Losses	3,950,409.66	0.440%

Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)	9,450.74

Cumulative Loss Ratio
Cumulative Loss Ratio	0.440%

Exceeds Reserve Fund Trigger Event threshold? Yes or No	No

Months	Trigger Threshold
1-12	2.500%
13-24	3.750%
25-36	5.000%
37-48	6.500%
49 or greater	7.000%

Delinquencies
Days	Number of	Delinquent Interest	% of Principal Balance at
Delinquent	Contracts	Principal Balance	Amount	Beginning of Due Period
30-59	1,540	$21,850,147.06	$425,153.35	2.701%
60-89	485	7,546,582.25	263,277.75	0.933%
90-119	275	4,151,195.15	212,826.99	0.513%
120+	142	2,185,462.37	142,660.87	0.270%
Totals	2,442	$35,733,386.83	$1,043,918.96	4.416%

60+ Delinquency Amount	902	$13,883,239.77	1.716%

Average Delinquency Ratio
Delinquency Ratio - current Distribution Date	1.716%
Delinquency Ratio - prior Distribution Date	1.476%
Delinquency Ratio - second prior Distribution Date	0.974%
Three-month Average Delinquency Ratio	1.389%

Exceeds Reserve Fund Trigger Event threshold? Yes or No	No

Months	Trigger Threshold %
1-12	3.750%
13-24	4.250%
25-36	4.750%
37 or greater	5.250%

VII. ADDITIONAL CONTRACT INFORMATION

	Beginning of	End of
Contract Data	Due Period	Due Period
Number of Contracts	59,922	59,102
Principal Balance of Contracts	809,119,824.41	789,715,935.04
Weighted average original term	74.40	74.45
Weighted average remaining term	64.84	64.00
Weighted average age	9.56	10.45
One month prepayments (ABS)	1.22%	1.19%
Weighted average Contract Rate	12.70%	12.70%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	$1,605,599.51	0.20%
5.001% - 10.000%	226,889,331.29	28.73%
10.001% - 15.000%	384,985,672.02	48.75%
15.001% - 20.000%	129,816,285.89	16.44%
20.001% or greater	46,419,046.33	5.88%

Advances made by Servicer in current Due Period		$1,043,918.96
Unreimbursed Advances due to Servicer		1,002,599.54
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1.	Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.

Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.	Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.	Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.

Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6.	During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7.	Information regarding derivatives:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of July 1, 2009 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2009-2 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from November 1, 2009 to November 30, 2009 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 11th day of December, 2009.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ Perry A. Glassgow
Perry A. Glassgow
Vice President, Treasurer and Assistant Secretary